Consolidated statement of financial position (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of financial position
Number of shares issued	176,608,195	163,914,741	150,903,000	149,063,000
Number of shares outstanding	176,608,195	163,914,741